Note 7 - Cash and Cash Equivalents - Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Statement Line Items [Line Items]
Cash at bank and on hand	$ 5,425	$ 2,182
Guaranteed Investment Certificates	2,900	9,476
Total	$ 8,325	$ 11,658	$ 9,193